11. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Repayment of loans payable	$ 96,801	$ 7,041
Royalty expense	380,011
Rent expense	238,238	40,930
Asset Purchase Agreement [Member]
Loan payable	200,000
Interest expense	100,000
Debt reclassified to revenue	200,000
Royalty Network [Member]
Interest expense	14,781	21,028
Repayment of loans payable	96,801	$ 7,041
Loan payable	$ 481,785